Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Sales	£ 3,841	£ 3,428	[1]	£ 3,397	[1]
Adjusted operating profit	456	385	[2]	313	[2]
Costs of major restructuring	(150)	(214)	[2]
Intangible charges	(56)	(51)	[2]	(80)	[2]
UK Pension discretionary increases	(3)
Other net gains and losses	24	63	[1],[2]	178	[1],[2]
Operating profit	271	183	[1],[2]	411	[1],[2]
Finance costs	(71)	(68)	[1],[2]	(107)	[1],[2]
Finance income	123	62	[1],[2]	76	[1],[2]
Profit before tax	323	177	[1],[2],[3]	380	[1],[2],[3]
Income tax	(79)	1	[1],[2]	(50)	[1],[2]
Profit for the year	244	178	[2]	330	[2]
Share of results of joint ventures and associates	1	1	[2]	5	[2]
Depreciation And Impairment	136	241	[2]	125	[2]
Amortisation And Impairment	482	446	[2]	472	[2]
Penguin Random House [member]
Disclosure of operating segments [line items]
Other net gains and losses				180
Continuing operation [member]
Disclosure of operating segments [line items]
Sales	3,841	3,428	[2]	3,397	[2]
Continuing operation [member] | Penguin Random House [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	0
Adjusted operating profit	0			1
Costs of major restructuring	0
Intangible charges	0
UK Pension discretionary increases	0
Other net gains and losses	0			180
Operating profit	0			181
Share of results of joint ventures and associates	0			1
Depreciation And Impairment	0
Amortisation And Impairment	0
Assessments And Qualifications [Member]
Disclosure of operating segments [line items]
Sales	1,444	1,238		1,118
Assessments And Qualifications [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	1,444	1,238		1,118
Adjusted operating profit	258	219		147
Costs of major restructuring	(39)	(48)
Intangible charges	(14)	(13)		(29)
UK Pension discretionary increases	(1)
Other net gains and losses	(2)
Operating profit	202	158		118
Share of results of joint ventures and associates	0
Depreciation And Impairment	63	92		53
Amortisation And Impairment	139	134		154
Virtual Learning [Member]
Disclosure of operating segments [line items]
Sales	820	713		692
Virtual Learning [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	820	713		692
Adjusted operating profit	70	32		29
Costs of major restructuring	(29)	(48)
Intangible charges	(21)	(25)		(30)
UK Pension discretionary increases	(1)
Other net gains and losses	(2)
Operating profit	17	(41)		(1)
Share of results of joint ventures and associates	(2)	(1)
Depreciation And Impairment	31	48		21
Amortisation And Impairment	77	67		64
English Language Learning [Member]
Disclosure of operating segments [line items]
Sales	321	238		218
English Language Learning [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	321	238		218
Adjusted operating profit	25	15		1
Costs of major restructuring	(11)	(27)
Intangible charges	(6)	(3)		(7)
UK Pension discretionary increases	0
Other net gains and losses	(11)
Operating profit	(3)	(15)		(6)
Share of results of joint ventures and associates	4	3		4
Depreciation And Impairment	7	14		7
Amortisation And Impairment	44	34		34
Workforce Skills [Member]
Disclosure of operating segments [line items]
Sales	204	172		163
Workforce Skills [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	204	172		163
Adjusted operating profit	(3)	27		26
Costs of major restructuring	(7)	(28)
Intangible charges	(12)	(7)		(8)
UK Pension discretionary increases	0
Other net gains and losses	0	(2)
Operating profit	(22)	(10)		18
Share of results of joint ventures and associates	(1)	(1)
Depreciation And Impairment	6	9		5
Amortisation And Impairment	27	25		24
Higher Education [Member]
Disclosure of operating segments [line items]
Sales	898	849		956
Higher Education [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	898	849		956
Adjusted operating profit	91	73		93
Costs of major restructuring	(63)	(63)
Intangible charges	(3)	(2)		(3)
UK Pension discretionary increases	(1)
Other net gains and losses	0
Operating profit	24	8		90
Share of results of joint ventures and associates	0
Depreciation And Impairment	26	63		28
Amortisation And Impairment	175	165		167
Strategic Review [Member]
Disclosure of operating segments [line items]
Sales	154	218		250
Strategic Review [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	154	218		250
Adjusted operating profit	15	19		16
Costs of major restructuring	(1)
Intangible charges	0	(1)		(3)
UK Pension discretionary increases	0
Other net gains and losses	39	65		(2)
Operating profit	53	83		11
Share of results of joint ventures and associates	0
Depreciation And Impairment	3	15		11
Amortisation And Impairment	£ 20	£ 21		£ 29

[1]	Comparative balances have been restated – see Note 1b.
[2]	Comparative balances have been restated to reflect the move between operating segments.
[3]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.